Income tax (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018		Oct. 31, 2019	Oct. 31, 2018
Income Taxes [Abstract]
Current period research and development tax credit on qualifying expenditure	£ 745	£ 1,195		£ 2,543	£ 1,195
Tax expense related to the US operations	(49)	(27)		(6)	(137)
Total current tax	696	1,168		2,537	1,058
Release of temporary difference relating to intangible asset	31	107		94	672
Total deferred tax	31	107		94	672
Total tax credit for the period	£ 727	£ 1,275	[1]	2,631	1,730	[2]
Research and development tax credit received				£ 5,334	£ 172	[3]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’